Revenue (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Revenue [Abstract]
Disclosure of detailed information about revenue
	Year ended
	March 31, 2026	March 31, 2025	March 31, 2024
Rendering of services
Service revenue	38,678	33,742	32,098
Installation service revenue	3,304	3,401	1,853
	41,982	37,143	33,951
Sale of products	2,895	2,743	1,683
	44,877	39,886	35,634

Disclosure of detailed information about revenue disaggregation
	March 31, 2026	March 31, 2025	March 31, 2024
Revenue attributable to Unified license
Revenue from voice services	143	169	206
Revenue from others	13,705	12,134	11,048
Revenue not attributable to Unified license	31,029	27,583	24,380
	44,877	39,886	35,634

Timing of revenue recognition
- at a point in time	2,895	2,743	1,683
- over a period of time	41,982	37,143	33,951
	44,877	39,886	35,634